Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2018
Summary Of Significant Accounting Policies
Schedule of operating and holding subsidiaries

The following standards, amendments and interpretations have been published by the IASB and by the IFRIC. Below we outline the standards, amendments and interpretations that may potentially have an impact on the Group at the time of application.

Standards and amendments adopted by the Group:

Standards and amendments	Description	Date of application by the Group
Cycle of annual improvements 2014-2016. IFRS 12 “Disclosure of Interests in other entities”.	Clarifies the standard scope.	06-30-2018
Amendments to IAS 7 "Disclosure about the statement of cash flows"	The entity shall disclose information so that users of the financial statements may assess the changes in liabilities resulting from financing activities, including both cash flow and non-cash-flow derivatives.	06-30-2018
Amendments to IAS 12 "Recognition of deferred tax assets for unrealized losses".	The amendments clarify the accounting of deferred income tax assets in the case of unrealized losses on instruments measured at fair value	06-30-2018

Standards and amendments not adopted yet by the Group

Standards and amendments	Description	Date of application by the Group
Amendments to IAS 40 "Transfers of investment properties"	The amendments clarify the conditions that should be met for an entity to transfer a property to, or from, investment properties.	06-30-2019
Cycle of annual improvements 2014-2016. IAS 28 “Investments in Associates and Joint ventures”.	It clarifies that the option to measure an associate or a joint venture at fair value for a qualifying entity is available upon initial recognition	06-30-2019
IFRS 16 "Leases".

The lessees are required to account for leases under one single model in the balance sheet that is similar to the one used to account for financial leases under IAS 17. There are two exceptions to this rule: to recognize the lease of low-cost assets and short-term leases. There is almost no change to lessor accounting.

06-30-2020
IFRS 9 “Financial Instruments”.	This version adds a new impairment model based on expected losses and introduces some minor amendments to the classification and measurement of financial assets.	06-30-2019
IFRS 15 “Revenue from contracts with customers”.	Provides the new revenue recognition model derived from contracts with customers. The core principle underlying the model is satisfaction of obligations assumed with customers. Applies to all contracts with customers, other than those covered by other IFRSs, such as leases, insurance and financial instruments contracts. The standard does not address recognition of interest or dividend income.	06-30-2019
Amendments to IFRS 2 "Share-based Payment".	The amendments clarify the scope of the standard in relation to: (i) accounting for the effects that the concession consolidation conditions have on cash settled share-based payments, (ii) the classification of the share-based payment transactions subject to net settlement, and (iii) accounting for the amendment of terms and conditions of the share-based payment transaction that reclassifies the transaction from cash settled to equity settled.	06-30-2019

Schedule of useful life

As of June 30, 2018 useful lives are as follows:

Other buildings and facilities	Between 1 and 22 years
Furniture and fixtures	Between 3 and 10 years
Machinery and equipment	Between 1 and 10 years
Vehicles	5 years
Other	3 years